CONCENTRATION OF RISK (Details) - Credit risk	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PRC
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	$ 4,103,000	¥ 28,561,000	¥ 32,097,000
HK
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	363,000	2,525,000	8,811,000
United Kingdom
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	524,000	3,649,000	2,076,000
United States of America
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	$ 921,000	¥ 6,409,000	¥ 3,646,000